Capital Risk - Disclosure of Movements in Regulatory Capital (Details) £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	£ 10,711
CET1 capital, ending period	11,481
AT1 capital, beginning period	2,100
AT1 capital, ending period	2,300
Tier 2 capital, beginning period	1,773
Tier 2 capital, ending period	2,321
Regulatory capital, beginning period	14,584
Regulatory capital, ending period	16,102
- Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	6,159
Increase (decrease) in CET1 capital	272
CET1 capital, ending period	6,431
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	272
- Other reserves
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	(200)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(200)
- Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(1,118)
Increase (decrease) in CET1 capital	(666)
CET1 capital, ending period	(1,784)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(666)
- Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(312)
Increase (decrease) in CET1 capital	(236)
CET1 capital, ending period	(548)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(236)
- Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	211
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	211
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	2
Increase (decrease) in CET1 capital	2
CET1 capital, ending period	4
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	2
- Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(378)
Increase (decrease) in CET1 capital	(25)
CET1 capital, ending period	(403)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(25)
- Dividend accrual
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(3)
Increase (decrease) in CET1 capital	(77)
CET1 capital, ending period	(80)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(77)
- Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	7,060
Increase (decrease) in CET1 capital	1,600
CET1 capital, ending period	8,660
AT1 capital, beginning period	2,100
Increase (decrease) in AT1 capital	200
AT1 capital, ending period	2,300
Tier 2 capital, beginning period	1,855
Increase (decrease) in Tier 2 capital	514
Tier 2 capital, ending period	2,369
Increase (decrease) in regulatory capital	2,314
- Amount of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
Increase (decrease) in AT1 capital	0
Tier 2 capital, beginning period	0
Increase (decrease) in Tier 2 capital	0
Tier 2 capital, ending period	0
Increase (decrease) in regulatory capital	0
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
Increase (decrease) in AT1 capital	0
Tier 2 capital, beginning period	(82)
Increase (decrease) in Tier 2 capital	34
Tier 2 capital, ending period	(48)
Increase (decrease) in regulatory capital	£ 34